Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense computed at the statutory rate	$ 400,167	$ 295,177	$ 63,066
Dividends-received deductions and tax-exempt interest	(40,326)	(40,687)	(27,849)
State income tax	11,266	4,642	4,106
(Release) accrual of LIH tax credits	(5,819)	(1,284)	321
Accrual (release) of tax contingency reserve	373	(10,701)	2,180
Foreign tax, net	(3,587)	(3,143)	(3,202)
Corporate-owned life insurance	(7,833)	(2,285)	(7,806)
Penalties	(47)	529	(6,174)
Other	962	818	81
Total income tax expense	$ 355,156	$ 243,066	$ 24,723